Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Feb. 24, 2023	Nov. 25, 2022	Aug. 26, 2022	May 27, 2022	Feb. 25, 2022	Nov. 26, 2021	Aug. 27, 2021	May 28, 2021	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Schedule of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent	$ 15.7	$ 11.4	$ 19.6	$ (11.4)	$ (2.2)	$ 9.6	$ 24.7	$ (28.1)	$ 35.3	$ 4.0	$ 26.1
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic									$ (1.3)	$ (0.1)	$ (0.6)
Adjustment for participating securities (in millions)									(4.3)	(3.2)	(2.6)
Net Income (Loss) Available to Common Stockholders, Basic									$ 34.0	$ 3.9	$ 25.5
Basic	$ 0.13	$ 0.10	$ 0.17	$ (0.10)	$ (0.02)	$ 0.08	$ 0.21	$ (0.24)	$ 0.30	$ 0.03	$ 0.22
Diluted	$ 0.13	$ 0.10	$ 0.17	$ (0.10)	$ (0.02)	$ 0.08	$ 0.21	$ (0.24)	$ 0.30	$ 0.03	$ 0.22
Including antidilutive securities
Schedule of Earnings Per Share [Line Items]
Shares used in calculating basic earnings per share (in millions)									117.1	117.0	117.5
Weighted Average Number of Shares Outstanding, Diluted									117.5	117.4	117.8
Excluding antidilutive securities
Schedule of Earnings Per Share [Line Items]
Shares used in calculating basic earnings per share (in millions)									112.8	113.8	114.9
Weighted Average Number of Shares Outstanding, Diluted									113.2	114.2	115.2